Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Revenues	$8,837	$13,960	$8,635
Expenses	(12,244)	(13,369)	(7,186)
(Loss) gain on sale of real estate	(4,087)	81	-
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations	$(18,067)	$(12,487)	$9,196